Segment Information - Schedule of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenues	$ 7,984	$ 9,075	$ 26,286	$ 53,205	$ 62,288	$ 157,110
Sell-side advertising
Segment Reporting Information [Line Items]
Total revenues					35,660	122,434
Buy-side advertising
Segment Reporting Information [Line Items]
Total revenues					$ 26,628	$ 34,676
Operating
Segment Reporting Information [Line Items]
Total revenues	7,984	9,075	26,286	53,205
Operating | Sell-side advertising
Segment Reporting Information [Line Items]
Total revenues	641	2,202	5,153	33,001
Operating | Buy-side advertising
Segment Reporting Information [Line Items]
Total revenues	$ 7,343	$ 6,873	$ 21,133	$ 20,204